AMERICAN
     |GENERAL
     |FINANCIAL GROUP
2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019            PAULETTA P. COHN
                                                    DEPUTY GENERAL COUNSEL
                                                    Direct Line (713) 831-1230
                                                    FAX  (713) 620-3878
                                                    E-mail: pcohn@aglife.com

                                  May 4, 2000

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

                RE:   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY ("VALIC")
                          SEPARATE ACCOUNT A ("REGISTRANT")
                      PRODUCT: UIT-981 AND INDEPENDENCE PLUS
                      FILE NOS: 2-96223  AND   811-3240
                      CIK NO. 0000354912

Dear Ladies and Gentlemen:

           I am writing this letter as Deputy General Counsel of American General Retirement Services and counsel to VALIC, as the depositor of the Registrant and on behalf of the Registrant.

           Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

           Registrant hereby certifies that:

           (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

           (2) the Amendment, which is designated as Post-Effective Amendment No. 29 under the 1933 Act and as Amendment No. 67 under the Investment Company Act of 1940, was filed electronically on April 28, 2000.

           Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

                                                    Very truly yours,



                                                    /s/ PAULETTA P. COHN
                                                    ---------------------